| KraneShares FTSE Emerging Markets Plus ETF
KraneShares FTSE Emerging Markets Plus ETF
Investment Objective

The KraneShares FTSE Emerging Markets Plus ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of a specific foreign equity securities benchmark. The Fund’s current benchmark is the FTSE Emerging incl China Overseas non-R/QFII GDP Weighted Index (the “Underlying Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The table below does not include the brokerage commissions that you may pay when purchasing or selling shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	KraneShares FTSE Emerging Markets Plus ETF
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		KraneShares FTSE Emerging Markets Plus ETF
Management Fees		0.68%
Distribution and/or Service (12b-1) Fees	[1]	none
Acquired Fund Fees and Expenses	[2]	0.03%
Other Expenses	[2]	0.20%
Total Annual Fund Operating Expenses		0.91%
Fee Waiver	[3]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver		0.88%
[1]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Pursuant to the terms of an Expense Limitation Agreement, Krane has contractually agreed to reduce its management fees in an amount equal to any Acquired Fund Fees and Expenses incurred by the Fund from its investments in the KraneShares Bosera MSCI China A Share ETF. The Expense Limitation Agreement may only be terminated by the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including the Fee Waiver discussed above) remain the same. The Example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example, With Redemption	Expense Example, 1 Year	Expense Example, 3 Years
| | KraneShares FTSE Emerging Markets Plus ETF | USD ($)	90	287

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period from February 12, 2015 to March 31, 2015, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio. This rate excludes the value of portfolio securities received or delivered as a result of in kind creations or redemptions of the Fund’s shares.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund will invest at least 80% of its assets in the securities included in the Underlying Index and depositary receipts, including American Depositary Receipts (“ADRs”), representing such securities. The Underlying Index is a gross domestic product (“GDP”) weighted index of large and mid-cap issuers. As a result of the GDP weighting, the emerging markets with the largest GDPs have the heaviest weightings in the Underlying Index. As of June 30, 2015, the largest markets represented in the Underlying Index were China, Taiwan, India, South Africa, and Brazil (46.45%, 10.11%, 8.23%, 6.65%, and 6.30%, respectively, of the Underlying Index). Within each market, the Underlying Index weights constituents by free float and foreign ownership-adjusted market capitalization and imposes liquidity screens for investability.

The Fund expects principally to obtain exposure to the China A Share components of the Underlying Index by investing through the Shanghai-Hong Kong Stock Connect program or a similar program, such as the Shenzhen-Hong Kong Stock Connect program, by investing indirectly in A Shares through direct holdings of shares of exchange-traded funds (“ETFs”) that invest in A Shares (including the KraneShares Bosera MSCI China A Share ETF) and by investing in B Shares of companies whose A Shares are in the Underlying Index. The Fund may also invest in swaps, futures contracts and other types of derivative instruments that have economic characteristics that are substantially identical to the economic characteristics of A Shares, including swaps on the A Shares portion of the Underlying Index.

The Fund employs a “passive management” — or indexing — investment approach and seeks to track the performance of the Underlying Index. To track the performance of the Underlying Index, the Fund intends to employ a sampling strategy, which means that the Fund will typically invest in a portfolio of securities that collectively has an investment profile similar to the Underlying Index. Index Management Solutions, LLC (“Sub-Adviser”) selects the representative sample of securities for the Fund, subject to oversight by Krane Funds Advisors, LLC (“Krane”), the Fund’s investment manager, and the Board of Trustees.

The Fund may invest a portion of its assets in instruments that are not included and do not provide exposure to the components in the Underlying Index, but that the Sub-Adviser believes will help the Fund track the Underlying Index. These investments include equity securities and depositary receipts of issuers whose securities are not components of the Underlying Index , derivative instruments (including swaps, futures and options contracts), and cash or cash equivalents (including money market funds). The Fund may also invest in other investment companies, including ETFs.

To the extent the Underlying Index is concentrated in a particular industry or country, the Fund is expected to be concentrated in that industry or country. As of June 30, 2015, the Underlying Index had significant exposure to the banking and technology sectors. The Underlying Index is provided by FTSE International Limited.

Principal Risks

As with all ETFs, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition to these risks, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

A Shares Risk. The ability of the Fund to achieve its investment objective is dependent, in part, on the continuous availability of A Shares through the Fund’s investment through the Shanghai-Hong Kong Stock Connect program and in ETFs that invest directly in China A Shares, including the KraneShares Bosera MSCI China A Share ETF (and such funds’ continued access to the China A Shares market). If such access is lost or becomes inadequate, it may have a material adverse effect on the ability of the Fund to achieve its investment objective. A Shares may be subject to more frequent and/or extended trading halts than other exchange-traded securities.

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value and may face delisting from the Exchange.

Concentration Risk . To the extent that the Fund’s investments are concentrated in a particular industry (because the Underlying Index is concentrated in such industry), the Fund will be susceptible to loss due to adverse occurrences affecting that industry. Based on the current composition of the Underlying Index, it is expected that the Fund will have significant exposure to the banking and technology sectors and that the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on these sectors may adversely affect the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries.

Country Focus Risk. The Fund’s investments may be focused in a particular country or countries, and therefore the Fund may be susceptible to adverse market, political, regulatory, and geographic events affecting that country or countries. The Underling Index’s, and therefore the Fund’s, current exposure to China, Taiwan, India, South Africa, and Brazil may subject the Fund to a higher degree of country risk than a more geographically diversified fund.

Currency, Capital Controls and Currency Conversion Risk . The Fund’s NAV is determined on the basis of the U.S. dollar, therefore, the Fund may lose value if a foreign currency depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Economic conditions and political events may lead to foreign government intervention and the imposition of additional or renewed capital controls. Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, cause the Fund to decline in value, and limit the Fund’s ability to pay redemptions. The Fund may also be subject to delays in converting or transferring U.S. dollars to a local currency for the purpose of purchasing securities. This may hinder the Fund’s performance, including because any delay could result in the Fund missing an investment opportunity and purchasing securities at a higher price than originally intended, or incurring cash drag.

Depositary Receipt Risk. The Fund may hold the securities of foreign companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk, Including the Risk of Investments in Swaps, Options and Futures. The use of derivatives may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in an underlying asset because a small investment in a derivative can result in a large impact on the Fund. In addition, derivatives can be illiquid and imperfectly correlate with the underlying asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to perform under it. Many derivatives are subject to segregation requirements, pursuant to which the Fund must segregate the market or notional value of the derivatives and which could impede the portfolio management of the Fund.

Emerging Markets Risk. The Fund’s investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, greater risk of asset seizures and capital controls, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets.

Equity Securities Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes.

Foreign Securities Risk. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about non-U.S. issuers. Non-U.S. issuers, especially issuers in China and other emerging markets, may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Income from securities of non-U.S. issuers, including gains on the sale of such securities, may be subject to foreign taxes. Even if the Fund qualifies to pass these taxes through to shareholders, your ability to claim a credit for such taxes may be limited, particularly in the case of taxes on capital gains. Investments in foreign securities may be less liquid than investments in U.S. securities.

Geographic Focus Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing the Fund’s assets to be uninvested for some period of time.

Brazil Risk. The Brazilian economy has historically been exposed to high rates of inflation and a high level of debt, each of which may reduce and/or prohibit economic growth. In addition, any negative changes in commodity markets could have an adverse impact on the Brazilian economy.

China Risk. The Fund is susceptible to adverse market, political, regulatory, and geographic events affecting China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries. In addition, the Chinese economy is export-driven and highly reliant on trade. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy, and may introduce new laws and regulations that indirectly have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized. The Chinese securities markets are less developed than the U.S. markets and are characterized by relatively frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These risks may be more pronounced for the A Share market than for Chinese securities markets generally because the A Share market is subject to greater government restrictions and control, including the risk of nationalization or expropriation of private assets which could result in significant losses for the Fund.

India Risk. Political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage, and the risk of nationalization or expropriation of assets result in higher risk of loss. In addition, India is heavily dependent upon trading with key partners, and any reduction in this trading may have an adverse impact on the Fund's investments.

South Africa Risk. South Africa’s two-tiered economy, with one rivaling developed countries and the other exhibiting many characteristics of developing countries, is characterized by uneven distribution of wealth and income and high rates of unemployment. The South African government continues to control a large share of South African economic, and the country’s economy is heavily dependent upon other global economies.

Taiwan Risk. Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions between the two countries that may materially affect the Taiwanese economy and its securities market. Taiwan's economy is export-oriented, so it depends on an open world trade regime.

Investment in Investment Companies Risk. To the extent the Fund invests in other investment companies, including ETFs, the Fund will indirectly be exposed to the risks of investments by such funds. Moreover, the Fund will incur its pro rata share of the expenses of the underlying funds’ expenses. The Fund may invest in other funds, including ETFs, sponsored by Krane. Krane may be subject to conflicts of interest in allocating Fund assets to other funds to the extent that Krane is paid a management fee both by the Fund and the fund in which the Fund invests.

International Closed Market Trading Risk . Because the Fund’s underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium to net asset value that may be greater than those incurred by other exchange-traded funds.

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of small- and mid-sized companies.

Management Risk. Because the Fund generally employs a representative sampling strategy to track the performance of the Underlying Index and invests in less than the total number of securities in the Underlying Index, the Fund is subject to management risk. This is the risk that the representative sampling process may not produce the intended results.

Market Risk. The values of securities in the Underlying Index could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors, such as increasing interest rates, could cause increased volatility in global financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Mid-Capitalization Risk. Investing in the securities of medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies and more established companies. Since medium-sized companies may have limited operating histories, product lines and financial resources, the securities of these companies may lack sufficient market liquidity and can be sensitive to expected changes in interest rates, borrowing costs and earnings.

Passive Investment Risk. The Fund is not actively managed and therefore may not sell a security due to current or projected underperformance of a security, industry or sector. The Fund’s use of a representative sampling approach may result in it holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held more of the securities in the Underlying Index.

Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Shanghai-Hong Kong Stock Connect Program Risk. The Shanghai-Hong Kong Stock Connect program is subject to daily and aggregate quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict the Fund’s ability to invest in A Shares through the program and to enter into or exit trades on a timely basis. The Shanghai market may be open at a time when the Shanghai-Hong Kong Stock Connect program is not active, with the result that prices of A Shares may fluctuate at times when the Fund is unable to add to or exit its positions. Because the Shanghai-Hong Kong Stock Connect program is new, the actual effect on the market for trading A Shares with the introduction of large numbers of foreign investors is unknown. Further, regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the program. There is no guarantee that the Shanghai and Hong Kong Stock Exchanges will continue to support the Shanghai-Hong Kong Stock Connect program in the future.

Any future stock connect program, such as the Shenzhen-Hong Kong Stock Connect program, would be subject to similar risks.

Shares of the Fund May Trade at Prices Other Than NAV. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. The Fund may not be able to invest in certain components of the Underlying Index due to legal restrictions imposed by foreign governments or other regulatory reasons. In addition, securities included in the Underlying Index may be suspended from trading. To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices on local foreign markets, the Fund’s ability to track the Underlying Index may be adversely affected. Changes in currency exchange rates or delays in converting currencies may also cause tracking error.

Performance Information

The Fund does not yet have a full calendar year of performance. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included in this Prospectus that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a broad measure of market performance. Once available, the Fund’s current performance information will be available at www.kraneshares.com. Past performance does not necessarily indicate how the Fund will perform in the future.